                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

June 20, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      American Century Variable Portfolios, Inc.
         (CIK 0000814680)

Ladies and Gentlemen:

     Please  accept for filing  pursuant to Rule 14a-6(b)  under the  Securities
Exchange Act of 1934, as amended,  the attached additional  soliciting materials on behalf of the Registrant.

     Should you have any  questions or concerns  regarding  this filing,  please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
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Christine J. Crossley
Corporate Counsel